Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2016
Shareholders Equity Table [Abstract]
Share Buyback [Table]
Period	Average price paid per share		Total number of shares purchased and retired as part of publicly announced plans or programs	Total Value of Shares
	in €	in $(1)		in €(3)	in $(2), (3)
Purchase of Treasury Stock				(in thousands)
May 2013	52,96	68,48	1.078.255	57.107	73.842
June 2013	53,05	69,95	2.502.552	132.769	175.047
July 2013	49,42	64,63	2.972.770	146.916	192.124
August 2013	48,40	64,30	995.374	48.174	64.001
Repurchased Treasury Stock	51,00	66,90	7.548.951	384.966	505.014

Retirement of repurchased Treasury Stock
February 2016	51,00	66,90	6.549.000	333.973	438.119

Total	51,00	66,90	999.951	50.993	66.895

(1) The dollar value is calculated using the daily exchange rate for the share repurchases made during the month.
(2) The value of the shares repurchased in dollars is calculated using the total value of the shares purchased in euro converted using the daily exchange rate for the transactions. The value of the shares retired in dollars is calculated using the average weighted price of the shares repurchased in 2013.
(3) The amount of the shares repurchased is inclusive of fees (net of taxes) paid in the amount of approximately $106 (€81) for services rendered.